EQUITY	12 Months Ended
Dec. 31, 2018
Statement of changes in equity [abstract]
EQUITY

NOTE 8 – EQUITY

A.	General

(1)	In June 2018, the Company completed a 10:1 reverse share split, canceled the par value of its ordinary shares and increased its authorized capital to 30 million ordinary shares. In December 2018, the Company increased its authorized capital to 100 million ordinary shares. All amounts of shares, underlying shares, share prices and exercise prices in these financial statements reflect these adjustments.

(2)	On February 14, 2019, the Company completed its initial public offering of 2,652,174 ADSs, each representing five ordinary shares. The ADSs are listed on the Nasdaq Capital market under the symbol “ANCN” (see Note 1 (General) for additional information).

B.	Share capital

	Number of ordinary shares
	2018	2017
In thousands of shares

Issued and paid up share capital as of January 1	9,613	7,400
Issued during the year – fundraising	5,961	2,213
Issued during the year – other	2	-

Issued and paid up share capital as of December 31	15,576	9,613

Authorized capital	100,000	19,000

C.	Issuances

Summary of fundraising securities issuances in 2018 and 2017:

Date	Class	Shares	Gross Consideration (USD thousands)	Issuance expenses (USD thousands)
June 2018	Private offering of shares (1)	5,960,787	22,900	1,038
April 2017	Public offering of shares (2)	2,213,430	5,665	754

(1)	In June 2018, the Company completed a fundraising of $22.9 million from investors in the United States and Israel, as well as existing shareholders, led by Shavit Capital Funds. In consideration for the investment, the Company issued 5,960,787 ordinary shares (constituting approximately 38% of the Company’s issued and outstanding share capital after completion of the transaction) at a price per share of about $3.842, as well as warrants to acquire additional shares equal to 80% of the shares issued, at an exercise price per share of NIS 16.20 (about $4.32). The warrants are exercisable for five years from the closing date of the transaction, as of December 31, 2018, and may be exercised on a cashless basis.

In addition, the investors were granted price protection rights (to shares and warrants) in the event of a future share issuance by the Company wherein the price does not increase by at least approximately 42.86% over the price per share in the fundraising (or the adjusted price per share, if the price has already been adjusted). For details of an allocation pursuant to these rights, see Note 1 (General) above.

The consideration was allocated to additional paid-in capital and to two derivative financial instruments: financial instrument – warrants and financial instrument – price protection mechanism (collectively, the “shares” (“Derivative Financial Instruments”). The Derivative Financial Instruments were measured at fair value on the date of the transaction, since they constitute Level 3 derivative financial instruments. The Company used the Probability-Weighted Expected Return Method and the main assumptions underlying the calculation were a share price of NIS 13.20 (about $3.62 at the time of allocation), expected volatility of 52%, cost of capital of 14%, a risk-free interest rate range of 0.21% to 1.58% and no dividend payments during the valuation period. The fair value as of the transaction date of the Derivative Financial Instruments (warrants and price protection mechanism) is approximately $6.5 million and $5.5 million, respectively. The remaining balance was allocated to equity.

Instruments are measured at fair value at the end of every reporting period and the difference in the fair value is recognized in the statement of operations as financing expenses. The issuance costs related to the fundraising amounted to approximately $1.0 million, of which $492 thousand was deducted from equity and $546 thousand was charged to the statement of operations as financing expenses. As of December 31, 2018, the fair value of the Derivative Financial Instruments (warrants and price protection mechanism) is $3.6 million and $7.0 million, respectively. The change in fair value between June 30, 2018 and December 31, 2018 was a profit of $1.1 million, which was recognized in the statement of operations as financing income.

(2)	In April 2017, the Company issued shares to the public in Israel pursuant to a shelf offering report. In the offering, the Company issued 2,213,430 ordinary shares at a price per share of $2.60, for gross proceeds of $5.7 million.